Vessels (Tables)	6 Months Ended
Jun. 30, 2016
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2015	$421,903	$(37,354)	$384,549
- Additional capitalized costs	194	-	194
- Vessels' disposals	(7,000)	1,980	(5,020)
- Depreciation for the period	-	(6,749)	(6,749)
Balance, June 30, 2016	$415,097	$(42,123)	$372,974